UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09613

Name of Fund:	Legg Mason Investment Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 3/31/2008

Item 1 – Schedule of Investments

Portfolio of Investments

Legg Mason Opportunity Trust

March 31, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 106.1%

Consumer Discretionary — 41.4%
Auto Components — 2.6%
Exide Technologies	11,283,137	$147,809,095	A,B

Automobiles — 1.0%
General Motors Corp.	3,177,300	60,527,565

Diversified Consumer Services — 0.2%
Career Education Corp.	762,268	9,696,049	B

Hotels, Restaurants and Leisure — 4.1%
Fontainebleau Equity Holding LLC	2,083,333	24,999,996	C,D
Fontainebleau Resorts LLC 12.5% Pfd.	43,796	43,795,610	C,D
Pinnacle Entertainment Inc.	2,780,100	35,585,280	B
Co-Invest Hamlet Holdings B, LLC	125,000,000	125,000,000	C,D

		229,380,886

Household Durables — 8.6%
Beazer Homes USA Inc.	3,574,500	33,779,025	A
Centex Corp.	3,673,496	88,935,338
KB HOME	128,600	3,180,278
Lennar Corp.	3,971,600	74,705,796
Meritage Homes Corp.	2,581,600	49,876,512	A,B
Pulte Homes Inc.	7,786,095	113,287,682
The Ryland Group Inc.	3,773,000	124,093,970	A

		487,858,601

Internet and Catalog Retail — 19.8%
Amazon.com Inc.	8,500,900	606,114,170	B,E
Expedia Inc.	6,950,300	152,142,067	B
IAC/InterActiveCorp	7,446,800	154,595,568	B
NetFlix Inc.	6,000,000	207,900,000	A,B

		1,120,751,805

	Shares/Par	Value
Consumer Discretionary — Continued
Leisure Equipment and Products — 1.4%
Eastman Kodak Co.	4,468,100	$78,951,327

Media — 3.0%
Spot Runner Inc.	10,250,359	61,502,154	A,C,D
XM Satellite Radio Holdings Inc.	9,234,000	107,299,080	B

		168,801,234

Textiles, Apparel and Luxury Goods — 0.7%
Liz Claiborne Inc.	2,259,300	41,006,295

Financials — 13.2%
Capital Markets — 0.7%
Apollo Global Management	3,000,000	40,500,000	C,F

Consumer Finance — 0.9%
AmeriCredit Corp.	4,999,100	50,340,937	B

Diversified Financial Services — 2.2%
CIT Group Inc.	7,979,800	94,560,630
OANDA Corp.	1,050,721	29,999,976	A,C,D

		124,560,606

Insurance — 2.8%
Ambac Financial Group Inc.	12,154,400	69,887,800
Fairfax Financial Holdings Ltd.	192,300	55,209,330
MBIA Inc.	2,886,800	35,276,696

		160,373,826

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Financials — Continued
Real Estate Investment Trusts (REITs) — 3.2%
Chimera Investment Corp.	3,698,600	$45,492,780	A
Ellington Financial LLC	2,500,000	50,000,000	A,B,C,D,F
iStar Financial Inc.	5,500,000	77,165,000
Thornburg Mortgage Inc. Pfd.	1,072,800	4,559,400	G

		177,217,180

Real Estate Management and Development — 1.5%
Domus Co. Investment Holdings LLC	95,000,000	71,250,000	C,D
HouseValues Inc.	4,964,500	11,716,220	A,B

		82,966,220

Thrifts and Mortgage Finance — 1.9%
Countrywide Financial Corp.	12,939,000	71,164,500
IndyMac Bancorp Inc.	3,725,200	18,476,992
Radian Group Inc.	2,814,283	18,489,839

		108,131,331

Health Care — 2.1%
Biotechnology — 1.5%
MannKind Corp.	14,021,921	83,710,869	A,B

Health Care Providers and Services — 0.6%
Healthsouth Corp.	1,952,400	34,733,196	B

Industrials — 7.5%
Airlines — 6.8%
AMR Corp.	5,528,900	49,870,678	B
Delta Air Lines Inc.	7,645,400	65,750,440	B
UAL Corp.	10,225,000	220,144,250	A
US Airways Group Inc.	5,361,700	47,772,747	A,B

		383,538,115

Commercial Services and Supplies — 0.7%
Monster Worldwide Inc.	1,689,400	40,900,374	B

	Shares/Par	Value
Information Technology — 13.7%
Computers and Peripherals — 0.4%
EMC Corp.	1,489,400	$21,357,996	B

Internet Software and Services — 8.2%
Netease.com — ADR	6,751,800	129,702,078	B
Ning Inc. Pfd.	7,796,420	52,313,978	A,C,D,G
Sermo Inc. Series C Cv. Pfd.	2,783,874	25,000,024	A,C,D,G
Yahoo! Inc.	8,141,800	235,542,274	B,E
Zillow Inc. Series C Pfd.	4,326,440	19,999,834	A,C,D,G

		462,558,188

Information Technology Services — 0.4%
Bill Me Later Inc. Pfd.	690,036	25,000,005	C,D,G

Software — 4.7%
CA Inc.	3,675,200	82,692,000
Convera Corp.	5,516,156	9,377,465	A,B
Red Hat Inc.	9,631,200	177,117,768	B

		269,187,233

Investment Funds — 5.1%
AP Alternative Assets, LP	3,750,000	45,000,000	C
Arience Capital Offshore Intermediate Plan Fund, Ltd.	500,000	3,694,160	C,D
Arience Capital Partners I LP	49,461,072	88,622,865	C,D
Arience Capital Partners III LP	500,000	464,400	C,D
Aston Capital Partners LP	25,000,000	23,362,500	C,D
Lane Five Capital Partners	25,000,000	23,155,000	A,C,D
Nomad Investment Co. LP	40,500,000	43,796,700	C,D
Omega Capital Partners LP	30,000,000	42,135,000	C,D
Pangaea One LP	16,295,078	19,223,303	A,C,D

		289,453,928

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

			Shares/Par	Value
Materials — 10.1%
Metals and Mining — 10.1%
AK Steel Holding Corp.			1,300,000	$70,746,000
ArcelorMittal, Class A			2,500,000	204,500,000
Cleveland-Cliffs Inc.			1,000,000	119,820,000
United States Steel Corp.			1,400,000	177,618,000

				572,684,000

Telecommunication Services — 10.7%
Diversified Telecommunication Services — 3.7%
Level 3 Communications Inc.			99,326,000	210,571,120	A,B,E

Wireless Telecommunication Services — 7.0%
Leap Wireless International Inc.			3,177,300	148,062,180	B
NII Holdings Inc.			5,461,000	173,550,580	B
Sprint Nextel Corp.			11,429,100	76,460,679

				398,073,439

Utilities — 2.3%
Independent Power Producersand Energy Traders — 2.3%
The AES Corp.			7,943,200	132,413,144	B

Total Common Stocks and Equity Interests (Cost — $6,224,001,582)				6,013,054,564

	Rate	Maturity Date
Corporate Bonds and Notes — 0.2%
General Motors Corp.	8.375%	7/15/33	$14,894,000	10,500,270

Total Corporate Bonds and Notes (Cost — $10,504,213)				10,500,270

	Shares/Par	Value
Repurchase Agreements — 3.6%

Goldman Sachs Group Inc.
2.60%, dated 3/31/08, to be repurchased at $102,887,266 on 4/1/08 (Collateral: $105,615,842 Fannie Mae Mortgage-backed securities, 5%, due 10/1/35,value $105,263,790)	$102,879,836	$102,879,836

JPMorgan Chase and Co.
2.30%, dated 3/31/08, to be repurchased at $102,886,408 on 4/1/08 (Collateral: $106,582,000 Federal Home Loan Bank bond, 0%, due 12/31/08, valued $104,983,270)	102,879,835	102,879,835

Total Repurchase Agreements (Cost — $205,759,671)		205,759,671

Total Investments — 109.9% (Cost — $6,440,265,466)H		6,229,314,505
Other Assets Less Liabilities — (9.9)%		(561,316,238)

Net Assets — 100.0%		$5,667,998,267

Net Asset Value Per Share:
Primary Class		$14.10

Class R		$14.47

Financial Intermediary Class		$14.52

Institutional Class		$14.76

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

A

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2008, the total market value of Affiliated Companies was $1,473,438,321, and the cost was $1,871,228,180.

B	Non-income producing.
C	Restricted security. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.
D

Illiquid security. Valued at fair value under procedures approved by the Board of Directors. These securities, which the Fund’s investment advisor has determined to be illiquid, represent 13.6% of net assets.

E	All or a portion of this security is pledged as collateral for securities sold short. As of March 31, 2008, the total market value of pledged securities was $638,042,355.
F

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.60% of net assets.

G	Convertible Security — Security may be converted into the issuer’s common stock.
H

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,538,982,526
Gross unrealized depreciation	(1,738,437,562)

Net unrealized depreciation	$(199,455,036)

ADR — American Depository Receipt

Schedule of Securities Sold Short

Legg Mason Opportunity Trust

March 31, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests Sold Short — (8.5)%

Energy — (4.4)%
Oil, Gas and Consumable Fuels — (4.4)%
Energy Select Sector SPDR Fund	(1,000,000)	$(74,060,000)
Oil Service HOLDRs Trust	(1,000,000)	(176,800,000)

		(250,860,000)

Health Care — (1.6)%
Health Care Equipment and Supplies — (1.6)%
Intuitive Surgical Inc.	(285,000)	(92,439,750)

Industrials — (2.5)%
Electrical Equipment — (2.0)%
First Solar Inc.	(500,000)	(115,570,000)

Marine — (0.4)%
DryShips Inc.	(425,000)	(25,461,750)

Total Common Stocks and Equity Interests Sold Short (Proceeds — $495,827,425)		(484,331,500)

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[3/31/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities — assets	$6,229,314,504	$5,154,239,059	$301,759,941	$773,315,504
Investment in Securities — liabilities	$(484,331,500)	$(484,331,500)	—	—
Other Financial Instruments	—	—	—	—

Total	$5,744,984,004	$4,669,907,559	$301,759,941	$773,315,504

*	Other financial instruments include options, futures, swaps and forward contracts.

IF THERE ARE LEVEL 3 SECURITIES:

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of [12/31/07]	$629,117,200	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	242,082
Change in unrealized appreciation (depreciation)	(17,667,855)
Net purchases (sales)	161,624,077
Transfers in and/or out of Level 3

Balance as of [3/31/08]	$773,315,504	$—

Transactions in Affiliated Companies:

An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period ended March 31, 2008, with companies which are or were affiliated were as follows:

Company	Affiliates Mkt Value at 12/31/07					Current Yr. Amortization Div/Interest Income	Affiliates Mkt Value at 03/31/08	Realized Gain/Loss
		Purchased		Sold
		Cost	Shares/Par	Cost	Shares/Par
Beazer Homes USA Inc.	$26,748,000	$—	$—	$—	$—	$—	$33,779,025	$—
Career Ed Corp.A	128,214,000	3,966,696	200,000	144,042,794	4,537,732	—	—	(82,400,632)
Chimera Investment Corp.	59,004,000	5,482,853	422,000	351,000	23,400	961,636	45,492,780	92,898
Convera Corp.	15,388,890	—	—	177,300	39,400	—	9,377,465	(84,710)
Ellington Financial LLC	50,000,000	—	—	—	—	—	50,000,000	—
Exide Technologies	90,909,896	—	—	282,100	80,600	—	147,809,095	336,908
HouseValues Inc.	15,500,000	—	—	173,722	35,500	—	11,716,220	(73,612)
Indymac Bancorp Inc.A	30,345,000	—	—	31,994,810	1,374,800	—	—	(25,222,615)
Lane Five Capital Partners	26,547,500	—	—	—	—	—	23,155,000	—
Level 3 Communications Inc.	288,800,000	9,467,299	5,000,000	1,334,520	674,000	—	210,571,120	687,480
MannKind Corp.	112,412,083	—	—	904,806	100,200	—	83,710,868	(176,352)
Meritage Home Corp	37,882,000	—	—	227,153	18,400	—	49,876,512	(27,697)
Netflix Inc.	199,650,000	—	—	46,768,189	1,500,000	—	207,900,000	1,797,294
Ning, Inc.	25,000,000	—	—	—	—	—	52,313,978	—
Nutrisystem Inc.A	94,430,000	—	—	—	—	—	—	—
OANDA Corporation	29,999,976	—	—	—	—	—	29,999,976	—
Pangaea One, LP	7,958,102	9,803,967	N/A	—	—	—	19,223,303	—
Radian Group Inc.A	65,408,000	—	—	61,361,711	2,785,717	—	—	(45,639,593)
The Ryland Group Inc.	104,690,000	—	—	937,089	27,000	456,000	124,093,970	(139,779)
Spot Runner, Inc.	46,695,284	10,000,002	1,666,667	—	—	—	61,502,154	—
Sermo Inc., Series C Pfd.	25,000,024	—	—	—	—	—	25,000,024	—
UAL Corp	317,374,000	32,271,220	1,325,000	—	—	19,135,000	220,144,250	—
US Airways Group Inc.B	—	17,470,928	1,400,000	446,958	38,300	—	47,772,747	23,749
Zillow, Inc. Series C Pfd.	19,999,834	—	—	—	—	—	19,999,834	—

	1,817,956,590	88,462,965		289,002,150		20,552,636	1,473,438,321	(150,826,662)

A	This company is no longer an affiliated company

B	At the beginning of the reporting period, this security did not have affiliate status because the fund owned less than 5% of the company's voting securities.

Restricted Securities

Certain of the Fund's investments are restricted as to resale and are valued at fair value as determined under policies approved by the Board of Directors in absence of readily ascertainable market values.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value at 3/31/08	Percent of Net Assets	Distributions Received	Open Commitments
AP Alternative Assets, LP	3,750,000	June-06	$75,000,000	$45,000,000	0.79%
Apollo Global Management	3,000,000	August-07	72,000,000	40,500,000	0.71%
Arience Capital Partners I LP, Class C	—	March-03	49,461,072	88,622,865	1.56%
Arience Capital Offshore Intermediate Plan Fund, Ltd.	—	February-07	500,000	3,694,160	0.07%
Arience Capital III	—	January-08	500,000	464,400	0.01%
Aston Capital Partners LP	—	November-05	25,000,000	23,362,500	0.41%
Bill Me Later Inc.	690,036	July-07	25,000,000	25,000,004	0.44%
Domus Co. Investment Holdings LLC	—	April-07	95,000,000	71,250,000	1.26%
Ellington Financial LLC	2,500,000	August-07	50,000,000	50,000,000	0.88%
Fontainebleau Equity Holding LLC	2,083,333	June-07	24,999,996	24,999,996	0.44%
Fontainebleau Resorts LLC 12.5% Pfd.	43,796	June-07	43,795,611	43,795,610	0.77%
Lane Five Capital Partners LP	—	January-07	25,000,000	23,155,000	0.41%
NING Inc.	7,796,420	July-07	25,000,000	52,313,978	0.92%
OANDA Corporation	1,050,721	August-07	30,000,000	29,999,976	0.53%
Omega Capital Partners LP	—	June 2002, August 2004, January 2006	30,000,000	42,135,000	0.74%
Pangaea One LP	—	August & September 2007, March 2008	16,295,078	19,223,303	0.34%		58,704,922
Sermo Inc. Series C	2,783,874	August-07	25,000,000	25,000,024	0.44%
Spot Runner Inc.	10,250,359	March & June 2007, January 2008	50,000,006	61,502,154	1.09%
Nomad Investment Co. LP	—	October 2006 & January 2008	40,500,000	43,796,700	0.77%
Zillow Inc. Series C, Pfd.	4,326,440	September-07	20,000,000	19,999,834	0.35%

			$723,051,762	$733,815,504	12.95%	0	58,704,922

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date:	May 21, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.
Date:	May 21, 2008